NET INTEREST INCOME (Details) - Schedule of Net Interest Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Borrowings, interest rate (in percent)	2.42%	2.25%	2.74%
Negative interest rates
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	£ 10	£ 26	£ 31
Total interest and similar expense	(23)	(119)	(10)
Finance leases
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	42	39	45
The Group
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	£ 13,866	£ 16,098	£ 16,216
Deposits from banks, excluding liabilities under sale and repurchase agreements (in percent)	1.19%	1.39%	1.36%
Customer deposits, excluding liabilities under sale and repurchase agreements (in percent)	0.40%	0.65%	0.60%
Debt securities in issue (in percent)	1.13%	0.71%	0.10%
Subordinated liabilities (in percent)	7.19%	9.89%	10.18%
Lease liabilities (in percent)	2.36%	2.41%	2.44%
Liabilities under sale and repurchase agreements (in percent)	0.36%	1.08%	0.87%
Total interest and similar expense (in percent)	0.71%	0.91%	0.78%
Deposits from banks, excluding liabilities under sale and repurchase transactions	£ (82)	£ (87)	£ (81)
Customer deposits, excluding liabilities under sale and repurchase transactions	(1,270)	(2,054)	(1,997)
Debt securities in issue	(761)	(476)	(66)
Subordinated liabilities	(827)	(921)	(1,072)
Lease liabilities	(39)	(39)	(1)
Liabilities under sale and repurchase agreements	(117)	(301)	(245)
Total interest and similar expense	(3,096)	(3,878)	(3,462)
Net interest income	£ 10,770	£ 12,220	£ 12,754
Interest and similar income | The Group
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to customers (in percent)	2.76%	3.21%	3.23%
Loans and advances to banks (in percent)	0.20%	0.57%	0.76%
Debt securities held at amortised cost (in percent)	1.82%	2.26%	1.61%
Interest receivable on financial assets held at amortised cost (in percent)	2.48%	2.97%	2.93%
Financial assets at fair value through other comprehensive income (in percent)	1.12%	1.64%	1.98%
Total interest and similar income (in percent)	2.42%	2.90%	2.88%
Loans and advances to customers	£ 13,358	£ 15,281	£ 15,049
Loans and advances to banks	114	269	462
Debt securities	92	118	66
Interest income on financial assets held at amortised cost	13,564	15,668	15,577
Financial assets at fair value through other comprehensive income	302	430	639
Total interest and similar income	£ 13,866	£ 16,098	£ 16,216